TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	2017	2018
Trade receivables	13,553	14,844
Provision for impairment of receivables	(4,331)	(5,543)
Net	9,222	9,301
Other receivables	346	782
Provision for impairment of receivables	(4)	(155)
Net	342	627
Total trade and other receivables	9,564	9,928

Schedule of trade receivables by debtor

(i)   Related parties

	2017	2018
State-owned enterprises	721	1,495
Government agencies	519	672
Indonusa	465	522
PT Indosat Tbk (“Indosat”)	372	219
Others	670	467
Total	2,747	3,375
Provision for impairment of receivables	(883)	(1,361)
Net	1,864	2,014

(ii)  Third parties

	2017	2018
Individual and business subscribers	9,289	10,674
Overseas international carriers	1,517	795
Total	10,806	11,469
Provision for impairment of receivables	(3,448)	(4,182)
Net	7,358	7,287

Schedule of trade receivables by age

(i)   Related parties

	2017	2018
Up to 3 months	1,721	2,090
3 to 6 months	107	397
More than 6 months	919	888
Total	2,747	3,375
Provision for impairment of receivables	(883)	(1,361)
Net	1,864	2,014

(ii)  Third parties

	2017	2018
Up to 3 months	6,493	6,066
3 to 6 months	681	1,401
More than 6 months	3,632	4,002
Total	10,806	11,469
Provision for impairment of receivables	(3,448)	(4,182)
Net	7,358	7,287

(iii)  Aging of total trade receivables

	2017		2018
		Provision for		Provision for
		impairment		impairment
	Gross	of receivables	Gross	of receivables
Not past due	6,788	920	5,912	479
Past due up to 3 months	1,426	281	2,244	377
Past due more than 3 to 6 months	788	258	1,798	368
Past due more than 6 months	4,551	2,872	4,890	4,319
Total	13,553	4,331	14,844	5,543

Schedule of credit risk exposure on trade receivables

	Days past due
			Past due	Past due
	Not	Past due up	more than	more than	Ending
	past due	to 3 months	3 to 6 months	6 months	balance
Expected credit loss rate	8.1%	16.8%	20.5%	88.3%
Estimated total gross carrying amount at default	5,912	2,244	1,798	4,890	14,844
Expected credit loss	479	377	368	4,319	5,543

Schedule of trade receivable by currency

(i)   Related parties

	2017	2018
Rupiah	2,706	3,368
U.S. dollar	41	7
Others	0	0
Total	2,747	3,375
Provision for impairment of receivables	(883)	(1,361)
Net	1,864	2,014

(ii)  Third parties

	2017	2018
Rupiah	9,781	9,977
U.S. dollar	968	1,372
Malaysian ringgit	16	82
Others	41	38
Total	10,806	11,469
Provision for impairment of receivables	(3,448)	(4,182)
Net	7,358	7,287

Schedule of movements in provision for impairment of trade receivables

	2017	2018
Beginning balance	2,990	4,331
Adjustment on initial application of IFRS 9	—	159
Provision for impairment of receivables	1,494	2,079
Receivables written off	(153)	(1,026)
Ending balance	4,331	5,543